SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through November 19, 2020, and has determined the following events have occurred that would warrant additional disclosure:

(1)	In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China. In January 2020, the WHO declared the COVID-19 outbreak a “Public Health Emergency of International Concern.” This worldwide outbreak has resulted in the implementation of significant governmental measures, including lockdowns, closures, quarantines, and travel bans intended to control the spread of the virus. Companies are also taking precautions, such as requiring employees to work remotely, imposing travel restrictions, and temporarily closing businesses and facilities. These restrictions, and future prevention and mitigation measures, have had an adverse impact on global economic conditions and are likely to have an adverse impact on consumer confidence and spending, which could materially adversely affect the supply of, as well as the demand for, the Company’s products. Uncertainties regarding the economic impact of COVID-19 are likely to result in sustained market turmoil, which could also negatively impact the Company’s business, financial condition, and cash flow.

The extent of the effect of COVID-19 on the Company’s operational and financial performance will depend on future developments, including the duration, spread, and intensity of the outbreak, all of which are uncertain and difficult to predict considering the rapidly evolving landscape. As a result, it is not currently possible to ascertain the overall impact of COVID-19 on the Company’s business. However, if the pandemic continues for a prolonged period, it could have a material adverse effect on the Company’s business, results of operations, financial condition, and cash flow and adversely impact the quoted price of the Common Stock on the OTCM’s OTCQB® Venture Market.

The extent to which the COVID-19 pandemic will further impact the Company’s business will depend on future developments and, given the uncertainty around the extent and timing of the potential future spread or mitigation and around the imposition or relaxation of protective measures, the Company cannot reasonably estimate the impact to its business at this time.

(2)	On October 14, 2020, the Company filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware for the purpose of changing the Company’s name to “Kona Gold Beverage, Inc.”

NOTE 22 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through October 26, 2020, the date which the December 31, 2019 Consolidated Financial Statements (as restated) were available to be issued, and has determined the following events have occurred that would warrant additional disclosure:

(1)	On October 26, 2020, the Company issued the Restatement. See Note 21, Restatement of Previously Issued Consolidated Financial Statements, for additional information.

(2)	On January 27, 2020, the Company issued 5,000,000 shares of Common Stock to Lori Radcliffe pursuant to an Employment Agreement entered into between the Company and Ms. Radcliffe, dated October 7, 2019. The fair market value at the issuance date was $0.0637 per share, or a total fair value of $318,500, as reported by the OTCM on the date of issuance.

(3)	On March 17, 2020, Kona entered into a lease agreement for equipment. The agreement includes monthly payments of $676. Amounts recognized as right-of-use asset and lease liability related to the operating lease at the date of the agreement are $38,502, respectively.

(4)	On April 3, 2020, the Company issued 5,000,000 shares of the Common Stock to Paul O’Renick pursuant to an Employment Agreement dated October 1, 2019 in exchange for compensation owed in the amount of $157,500 for services provided. At the date of issuance, the per-share fair market value was $0.0315 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

(5)	On April 3, 2020, the Company issued 85,000 shares of Common Stock to Ryan Dodd pursuant to the Dodd Agreement. At the date of issuance, the per-share fair market value was $0.0315, or a total fair value of $2,578, based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

(6)	On May 4, 2020, we entered into a Paycheck Protection Promissory Note in the original principal amount of $95,161 (the “PPP Loan”) with Wells Fargo Bank, N.A. The PPP Loan was made under, and is subject to, the terms and conditions of the Paycheck Protection Program (the “PPP”), which was established as part of the Coronavirus Aid, Relief and Economic Security Act and is administered by the U.S. Small Business Administration. The PPP provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The current term of the PPP Loan is two years, with a maturity date of May 6, 2022 and it contains a favorable fixed annual interest rate of 1.00%. Payments of principal and interest on the PPP Loan are deferred for the first six months of the term of the PPP Loan, or November 2020. Thereafter, principal and interest are payable monthly and may be prepaid by us at any time prior to maturity with no prepayment penalties.

In May 2020, the Company also received an advance in the amount of $7,000 as part of the Economic Injury Disaster Loan program offered by the U.S. Small Business Administration. This advance was received after the Company filed its application with regarding to the PPP. The advance was not included in any of the documentation related to the PPP Loan. The Company is in the process of determining how this advance will be included as part of the PPP Loan forgiveness.

(7)	In May 2020, the Company completed a private placement transaction (the “Private Placement”) of secured convertible debentures (the “Debentures”), convertible for up to 105,947,397 shares (the “Conversion Shares”) of Common Stock and a Warrant to Purchase Common Stock (the “Warrant”), exercisable for up to 20,000,000 of shares of Common Stock (the “Warrant Shares”) pursuant to that certain Securities Purchase Agreement between the selling stockholder and the Company, dated as of May 14, 2020 (the “SPA”). The Company sold and issued the initial Debenture (the “First Debenture”) and the Warrant promptly after entering in the SPA. The Company sold and issued the second Debenture (the “Second Debenture”) promptly after filing the registration statement on Form S-1 (the “Registration Statement”) initially with the Securities and Exchange Commission (the “SEC”). The Company anticipates selling and issuing the third Debenture (the “Third Debenture”) promptly after the SEC declares the Registration Statement effective. The Debentures are due 12 months from their respective issuance dates and are secured by all of the Company’s assets and the assets of each of its subsidiaries pursuant to that certain Security Agreement by and among the selling stockholder, the Company’s subsidiaries, and the Company. Initially, the Debentures are convertible at the lower of (i) the fixed conversion price, which is $0.05 per share, subject to adjustment (the “Fixed Conversion Price”), or (ii) 80% of the lowest daily volume weighted average price (“VWAP”) of our Common Stock during the 15 trading days immediately preceding the conversion date, subject to adjustment (the “Market Conversion Price”). The Debentures contain an adjustment provision that, subject to certain exceptions, reduces the conversion price if we issue shares of our Common Stock or common stock equivalents at a price lower than the then-current conversion price of the Debentures. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the conversion price of the Debentures. The Debentures are subject to a “conversion blocker” such that the Selling Stockholder cannot convert any portion of the Debentures that would result in the Selling Stockholder and its affiliates holding more than 4.99% of the then-issued and outstanding shares of our Common Stock following such conversion (excluding, for purposes of such determination, shares of our Common Stock issuable upon conversion of the Debentures or exercise of the Warrant that had not then been converted or exercised, respectively). The Selling Stockholder can increase that 4.99% “conversion blocker” to 9.99% upon at least 65 days’ prior written notice to us. The Debentures accrue interest at an annual rate equal to 8% and are due and payable on their respective maturity dates (or sooner if the selling stockholder converts the Debentures or otherwise accelerates the maturity date, as provided for in the Debentures). Interest is payable either in cash or, if certain Equity Conditions (as defined in the Debentures) are then satisfied, in shares of our Common Stock at the Market Conversion Price on the trading day immediately prior to the date paid.

At the Company’s option, it has the right to redeem, in part or in whole, the outstanding principal and interest under the Debentures prior to their respective maturity dates; provided, that, as of the date of the holder’s receipt of the redemption notice, (i) the VWAP of the Common Stock is less than the Fixed Conversion Price, initially $0.05 per share, and (ii) there is no Equity Conditions failure. The Company must pay an amount equal to the principal amount being redeemed plus outstanding and accrued interest thereon, as well as a redemption premium equal to 15% of the outstanding principal amount being redeemed (the “Redemption Premium”). The Company must provide the holder 15 business days’ advance notice of its intent to make a redemption, setting forth the amount of principal and interest we desire then to redeem plus the applicable Redemption Premium.

The Debentures contain an adjustment provision that, subject to certain exceptions, reduces the conversion price if the Company issues shares of the Common Stock or common stock equivalents at a price lower than the then-current conversion price of the Debentures. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the conversion price of the Debentures.

The Company agreed to register the Conversion Shares and Warrant Shares pursuant to the terms of the Registration Rights Agreement between the selling stockholder and Company, dated as of May 14, 2020 (the “Registration Rights Agreement”) within 45 calendar days following the closing of the Private Placement. The Company also agreed, among other things, to indemnify the selling stockholder from certain liabilities and to pay all fees and expenses incurred by the Company in connection with the registration of the Conversion Shares and the Warrant Shares held by the selling stockholder.

Pursuant to the SPA, the purchase price for the First Debenture was $250,000, less $15,000 loan origination fees, which consisted of the “original issue discount” of $10,000 and $5,000 as a structuring fee.

The Company also granted the Warrant to purchase up to an aggregate of 20 million shares of the Common Stock. The Warrant has a three-year term and is immediately exercisable at an exercise price of $0.05 per share, subject to adjustment. If the Company fails to maintain an effective registration statement with the SEC covering the resale of the Warrant Shares, or if an Event of Default (as defined below) has occurred and is continuing, then the holder may exercise the Warrant on a “cashless” basis. “Event of Default” means an event of default under the SPA or the Debentures.

The Warrant contains an adjustment provision that, subject to certain exceptions, reduces the exercise price if the Company issues shares of our Common Stock or common stock equivalents at a price lower than the then-current exercise price of the Warrant. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the exercise price of the Warrant.

The Warrant is subject to an “exercise blocker,” such that the selling stockholder cannot exercise any portion of the Warrant that would result in the selling stockholder and its affiliates holding more than 4.99% of the then-issued and outstanding shares of the Common Stock following such exercise (excluding, for purposes of such determination, shares of the Common Stock issuable upon exercise of the Warrant or conversion of the Debentures that had not then been exercised or converted, respectively). The selling stockholder can increase that 4.99% “exercise blocker” to 9.99% upon at least 65 days’ prior written notice to the Company.

(8)	On July 8, 2020, the Company reduced the number of Series C Preferred Stock from three million three hundred thousand (3,300,000) shares to two hundred and fifty (250) shares, par value $0.00001 per share, by filing a Certificate of Designation of the Preferences, Rights, and Limitations of the Series C Preferred Stock with the Secretary of State of the State of Delaware. The Company also amended the terms of the Series C Preferred Stock. The holders of shares of the Series Preferred C Stock are entitled to 2,000,000, votes for every share of our Series Preferred C Stock held. The holders of the Series Preferred C Stock are not entitled to receive dividends. Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, before any distribution or payment will be made to the holders of any stock ranking junior to the Series C Preferred Stock, the holders of the Series C Preferred Stock will be entitled to be paid out of the Company’s assets an amount equal to $1.00 in the aggregate for all issued and outstanding shares of the Series C Preferred Stock (as adjusted for any stock dividends, combinations, splits, recapitalizations, and the like with respect to such shares) (the “Preference Value”). After the payment of the full applicable Preference Value of each share of the Series C Preferred Stock, our remaining assets legally available for distribution, if any, will be distributed ratably to the holders of the Common Stock. The Series C Preferred Stock has conversion rights, whereby each share of the Series C Preferred Stock automatically converts into one share of the Common Stock on the one-year anniversary of the issuance date.

(9)	On July 9, 2020, the Company increased the total number of authorized shares of Common Stock to two billion five hundred thousand (2,500,000,000) shares, par value $0.00001 per share, by filing an Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware.

(10)	On July 10, 2020, the Company issued 2,700,000 shares of Common Stock in connection with the conversion of 2,700,000 of shares of the Series A Preferred Stock by Robert Clark. The shares of Common Stock at the date of conversion had a per-share fair market value of $0.0346 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

(11)	On July 10, 2020, the Company issued 1,300,000 shares of Common Stock in connection with the conversion of 1,300,000 of shares of the Series A Preferred Stock by Joseph Thornburg. The shares of the Common Stock at the date of conversion had a per-share fair market value of $0.0346 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

(12)	On July 14, 2020, the Company issued 140 shares of the Series C Preferred Stock to Robert Clark in lieu of 140 shares of Common Stock that are owed to Mr. Clark pursuant to the Amended Clark Employment Agreement. At the date of issuance, the per-share fair market value of the shares was $0.0312 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

(13) On July 15, 2020, the Company filed the Registration Statement pursuant to the SPA and the Registration Rights Agreement.

(14)	On July 22, 2020, pursuant to the SPA, the Company issued the Second Debenture for a purchase price of $250,000, less the original issue discount of $10,000.

(15)	In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China. In January 2020, the WHO declared the COVID-19 outbreak a “Public Health Emergency of International Concern.” This worldwide outbreak has resulted in the implementation of significant governmental measures, including lockdowns, closures, quarantines, and travel bans intended to control the spread of the virus. Companies are also taking precautions, such as requiring employees to work remotely, imposing travel restrictions, and temporarily closing businesses and facilities. These restrictions, and future prevention and mitigation measures, have had an adverse impact on global economic conditions and are likely to have an adverse impact on consumer confidence and spending, which could materially adversely affect the supply of, as well as the demand for, the Company’s products. Uncertainties regarding the economic impact of COVID-19 are likely to result in sustained market turmoil, which could also negatively impact the Company’s business, financial condition, and cash flow.

The extent of the effect of COVID-19 on our operational and financial performance will depend on future developments, including the duration, spread, and intensity of the outbreak, all of which are uncertain and difficult to predict considering the rapidly evolving landscape. As a result, it is not currently possible to ascertain the overall impact of COVID-19 on the Company’s business. However, if the pandemic continues for a prolonged period, it could have a material adverse effect on our business, results of operations, financial condition, and cash flow and adversely impact the quoted price of our Common Stock on the OTCM’s OTCQB® Venture Market.

The extent to which the COVID-19 pandemic will further impact the Company’s business will depend on future developments and, given the uncertainty around the extent and timing of the potential future spread or mitigation and around the imposition or relaxation of protective measures, the Company cannot reasonably estimate the impact to the Company’s business at this time.

(16)	On October 14, 2020, the Company filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware for the purpose of changing the Company’s name to “Kona Gold Beverage, Inc.”